Leases (Details) - Schedule of Operating Leases - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets	$ 3,304,287	$ 3,818,498	$ 2,854,196
Operating lease liabilities, current portion	1,096,428	1,038,978	713,100
Operating lease liabilities, long-term	2,372,922	2,932,686	2,237,797
Total operating lease liabilities	$ 3,469,350	$ 3,971,664	$ 2,950,897
Weighted-average remaining lease term (months)	38 months	43 months	47 months
Weighted average discount rate	9.35%	9.04%	4.36%